CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS (Details) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	May 17, 2011 USD ($) $ / shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount				¥ 800,000,000
Foreign exchange gain (loss)		¥ 842,669	¥ 17,748,875
Call Option [Member]
Debt Instrument [Line Items]
Convertible debt, conversion price | $ / shares	$ 48.21
Premium paid for derivative | $	$ 18.0
Change in fair value of convertible senior notes and capped call option			18,226,535
2016 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 125.0
Debt issuance date						May 17, 2011
Debt maturity date						May 15, 2016
Stated interest rate	4.00%
Convertible debt, conversion rate	29.6307
Convertible debt, conversion price | $ / shares	$ 33.75
Debt covenant, ownership interest threshold	50.00%
Call feature, percentage	100.00%
Face value of notes repurchased | $					$ 22.5	$ 2.0	$ 22.5	$ 100.5
Percentage of notes repurchased				80.40%	18.00%	1.60%
Percentage of price redeemed at				99.00%	96.00%	41.00%
Foreign exchange gain (loss)			392,924
Gain (loss) from change in fair value of convertible senior notes			5,533,892
2019 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $							$ 150.0
Debt issuance date		Jan. 22, 2014
Stated interest rate		4.00%					4.00%
Convertible debt, conversion rate		21.8221
Convertible debt, conversion price | $ / shares							$ 45.83
Call feature, percentage	100.00%
Face value of notes repurchased | $							$ 61.1	$ 88.9
Percentage of notes repurchased		40.70%		59.30%
Percentage of price redeemed at		100.00%		96.00%
Fair value of convertible notes		¥ 67,744		¥ 423,739,708
Gain (loss) from change in fair value of convertible senior notes			¥ 56,086,621